Trade Receivables and Trade Payables - Schedule of Trade Payables (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Trade payables, gross
Trade payables, net	RM 6,411,187	$ 1,569,906	RM 335,070
Third Parties [Member]
Trade payables, gross
Trade payables, net	RM 6,411,187	$ 1,569,906	RM 335,070